NEW IFRS ACCOUNTING STANDARDS, AMENDMENTS TO STANDARDS AND NEW INTERPRETATIONS	12 Months Ended
Dec. 31, 2025
New Ifrs Accounting Standards Amendments To Standards And New Interpretations
NEW IFRS ACCOUNTING STANDARDS, AMENDMENTS TO STANDARDS AND NEW INTERPRETATIONS

NOTE 3 – NEW IFRS ACCOUNTING STANDARDS, AMENDMENTS TO STANDARDS AND NEW INTERPRETATIONS

A)	Amendments to existing standards adopted by the Company for reporting periods beginning on January 1, 2025:

Disclosures about Uncertainties in the Financial Statements – Amendments to Illustrative Examples on IFRS 7, IFRS 18, IAS 1, IAS 8, IAS 36 and IAS 37:

In November 2025, the IASB issued amendments regarding ‘Disclosures about Uncertainties in the Financial Statements’ (the Examples). These Examples do not change requirements in current IFRS Accounting Standards. Rather, they provide additional insights into how to apply these disclosure requirements in current IFRS Accounting Standards. The Examples do not have an effective date, but entities might consider the application for December 2025 year-ends.

The Company determined that insights provided by the Examples had already been considered and reflected in the Company’s consolidated financial statements. On that basis, management has concluded that additional disclosures are not required.

B)	New and amended IFRS accounting standards not yet effective and not early adopted by the Company:

On April 9, 2024, the International Accounting Standards Board (IASB) issued IFRS 18, Presentation and Disclosure in Financial Statements, which will replace IAS 1. The new standard introduces significant changes to the presentation of Financial Statements:

1. New categories and subtotals in the statement of profit or loss: The standard requires entities to classify income and expenses into operating, investing, and financing categories, enhancing comparability across entities.

2. Management-defined performance measures (MPMs): Entities must disclose MPMs in a single note to the financial statements, providing transparency about measures that management uses to assess financial performance.

3. Enhanced aggregation and disaggregation principles: The standard provides guidance to ensure that financial information is presented in a way that is useful to users, preventing the obscuring of material information.

In addition, certain amendments have been made to IAS 7, Statements of cash flows. The standard is effective for annual periods beginning on or after January 1, 2027, with earlier application permitted. The Company is currently evaluating the potential impact of IFRS 18 on its financial statements, including whether to adopt the standard earlier than its mandatory effective date

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS